Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 10, 2023	Dec. 15, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 0		$ 0		$ 0	$ 22,232
Cash equivalents	0		0		0	0
Restricted Cash	26,944		26,944		843,313	0
Cash held outside of Trust Account	48,885,820		48,885,820		71,432,177	295,802,694		$ 1,539,541
Trust Account - Restricted for Redeeming Shareholders					24,539,002
Transaction costs								16,919,619
Underwriting fees								2,875,000
Deferred underwriting fee payable	10,062,500		10,062,500		10,062,500	10,062,500		10,062,500
Fair value of class A shares issued to underwriters								3,456,652
Other offering costs								525,467
Unrecognized tax benefits	0		0		0	0
Unrecognized tax benefits accrued for interest and penalties	41,498		41,498
Unrecognized tax benefits accrued for interest and penalties included in income taxes payable	$ 41,498		$ 41,498
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)	29,648,250	29,648,250	29,648,250	29,648,250	29,648,250	29,648,250
Effective income tax rate (in percent)	(25.23%)	63.04%	(86.80%)	31.61%	43.40%	32.10%
Statutory federal income tax rate (in percent)			21.00%		21.00%	21.00%
Initial Public Offering
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs								16,919,619
Underwriting fees								2,875,000
Deferred underwriting fee payable								10,062,500
Fair value of class A shares issued to underwriters								3,456,652
Other offering costs								$ 525,467
Class A common stock subject to possible redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption, outstanding (in shares)	4,345,663		4,345,663		4,345,663	28,750,000	6,630,703